Capital management	12 Months Ended
Mar. 31, 2022
Capital Management [Abstract]
Capital management
50.
Capital management

For the purpose of the capital management, capital includes issued equity capital, compulsorily convertible debentures, compulsorily convertible preference shares, Securities premium and all other equity reserves attributable to the equity holders of the parent. The primary objective of the Group's management is to maximise the shareholder value.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of the financial

To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group monitor capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, interest bearing loans and borrowings and other payables, less cash and short-term deposits. Group systematically evaluates opportunities for managing its assets including that of buying new assets, partially or entirely sell existing assets and potential new joint ventures. Crystallisation of any such opportunity shall help the Group in improving the overall portfolio of assets, cash flow management and shareholder returns.

The policy of the Group is to keep the gearing ratio of the power project to 3:1 during the construction phase and aim to enhance it to 4:1 post the construction phase. This is in line with the industry standard ratio. The current gearing ratios of the various projects in the Group is between 3:1 to 4:1. 'In order to achieve this overall objective, the capital management of the Group, amongst other things, aims to ensure that they meet financial covenants attached to the interest-bearing loans and borrowings that define capital structure requirements.

For all long-term loan arrangements from banks, the Group has complied with the debt covenants except for a long-term loan arrangement amounting to INR 653 as at March 31, 2022 (March 31, 2021: INR 10,341), where the Group could not meet covenants with the effect that the liability became payable on demand. The Group has classified these liabilities as current.

No changes were made in the objectives, policies or processes for managing capital during the years ended March 31, 2022, 2021 and 2020.